Deferred Revenue	12 Months Ended
Sep. 30, 2023
Deferred Revenue [Abstract]
Deferred revenue

10. Deferred revenue

The movement of deferred revenue is as follows:

	September 30, 2023	September 30, 2022
	US$	US$
Opening balance	3,286,350	4,569,664
Additional deferred revenue accrual	4,530,733	3,219,950
Revenue release from deferred revenue	(3,759,566)	(4,503,264)
Ending Balance	4,057,517	3,286,350